Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

7.    Inventories

Inventories consist of the following:

	December 31,
	2021	2020
Raw materials and supplies	$20,578	$2,263
Work-in-process	11,580	5,348
Finished goods	16,566	5,429
Total inventories	$48,724	$13,040

Work-in-process inventory consists of seed provided to contracted seed producers and growers with which we hold a purchase option for, or are required to purchase, the future harvested seeds or grain as well as crops under production which represents the direct costs of land preparation, seed, planting, growing, and maintenance.